File No. 33-60813

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 1

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

      THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 120
   MARQUIS VALUE EQUITY & TREASURY SECURITIES TRUST, SERIES 1
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  December 11, 1996
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

     Pursuant to Rule 24f-2 under the Investment Company  Act  of
1940,   the  issuer  has  registered  an  indefinite  amount   of
securities.   A 24f-2 Notice for the offering was last  filed  on
September 13, 1996.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 120
          MARQUIS VALUE EQUITY & TREASURY SECURITIES TRUST, SERIES 1
                                193,359 Units


PROSPECTUS
Part One
Dated November 26, 1996

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two.

The Trust

The Marquis Value Equity & Treasury Securities Trust (the "Trust") is a unit investment trust consisting of a portfolio of "zero coupon" U.S. Treasury bonds (Treasury Obligations) and shares of Marquis Funds Value Equity Fund (Marquis). Marquis is an open-end diversified management investment company, commonly known as a mutual fund. At October 16, 1996, each Unit represented a 1/193,359 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital accounts of the Trust, divided by the number of Units outstanding, plus a sales charge of 4.5% of the Public Offering Price (4.712% of the amount invested, excluding income and principal cash). At October 16, 1996, the Public Offering Price per Unit was $11.9185 (see "Public Offering" in Part Two).

      Please retain both parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________


                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 120
          MARQUIS VALUE EQUITY & TREASURY SECURITIES TRUST, SERIES 1
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1996
                       Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors, L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Aggregate Maturity Value of Treasury Obligations in the Trust       $2,128,000
Aggregate Number of Shares of Marquis in the Trust                      92,115
Number of Units                                                        193,359
Fractional Undivided Interest in the Trust per Unit                  1/193,359
Public Offering Price per Unit:
  Aggregate Value of Securities in the Portfolio                    $2,283,178
  Aggregate Value of Securities per Unit                              $11.8080
  Income and principal cash (overdraft) in the portfolio             $(86,211)
  Income and principal cash (overdraft) per unit                      $(.4459)
  Sales Charge 4.712% (4.5% of Public Offering Price)                   $.5564
  Public Offering Price per Unit                                      $11.9815
Redemption Price and Sponsor's Repurchase Price per
  Unit ($.5564 less than the Public Offering Price
  per Unit)                                                           $11.3621

Date Trust Established                                         August 14, 1995
Mandatory Termination Date                                   February 15, 2007
Evaluator's Annual Fee: $.0020 per $10 principal amount of Treasury Obligations outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Annual amortization of deferred organization costs:  $4,423 annually
Supervisory fee payable to an affiliate             Maximum of $.0015 per Unit
  of the Sponsor                                          outstanding annually
Bookkeeping and administrative expenses payable     Maximum of $.0010 per Unit
  to the Sponsor                                          outstanding annually
Trustee's Annual Fee:  $.0096 per Unit outstanding.
Record Date: As soon as practicable after Marquis' ex-dividend date. Distribution Date: As soon as practicable after Marquis' distribution date.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Special Situations
Trust, Series 120, Marquis Value Equity
& Treasury Securities Trust, Series 1

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 120, Marquis Value Equity & Treasury Securities Trust, Series 1 as of July 31, 1996, and the related statements of operations and changes in net assets for the period from the Initial Date of Deposit, August 14, 1995, to July 31, 1996. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 120, Marquis Value Equity & Treasury Securities Trust, Series 1 at July 31, 1996, and the results of its operations and changes in its net assets for the period from the Initial Date of Deposit, August 14, 1995, to July 31, 1996, in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 31, 1996

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 120
          MARQUIS VALUE EQUITY & TREASURY SECURITIES TRUST, SERIES 1

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1996


                                    ASSETS


Securities, at market value (cost, including
  accretion on the treasury obligations,
  $2,306,914)(Note 1)                                             $2,226,628
Unamortized deferred organization costs                               17,850
                                                                  __________
                                                                   2,244,478

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    1,533
Cash overdraft                                                         9,497
                                                                  __________
                                                                      11,030
                                                                  __________

Net assets, applicable to 207,000 outstanding
    units of fractional undivided interest:
  Cost of Trust assets, including accretion
    on the treasury obligations  (Note 1)            $2,306,914
  Net unrealized depreciation (Note 2)                 (80,286)
  Distributable funds                                     6,820
                                                     __________
                                                                  $2,233,448
                                                                  ==========

Net asset value per unit                                            $10.7896
                                                                  ==========

[FN]

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 120
          MARQUIS VALUE EQUITY & TREASURY SECURITIES TRUST, SERIES 1

                                      PORTFOLIO

                                    July 31, 1996

    Maturity                                                         Market
     value          Name of Issuer and Title of Security (1)         value

                    Zero Coupon U.S. Treasury bonds
  $2,277,000          maturing February 15, 2007                    $1,108,352
  ==========

     Shares

      92,115        Marquis Funds Value Equity Fund                  1,118,276
  ==========                                                        __________

                    Total investments                               $2,226,628
                                                                    ==========

(1) The treasury obligations have been purchased at a discount from their par value because there is no stated interest income thereon. Over the life of the treasury obligations the value increases, so that upon maturity the holders will receive 100% of the principal amount thereof.
[FN]

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 120
          MARQUIS VALUE EQUITY & TREASURY SECURITIES TRUST, SERIES 1

                           STATEMENT OF OPERATIONS

                  Period from the Initial Date of Deposit,
                      August 14, 1995, to July 31, 1996


Interest income                                                      $43,890

Dividends:
  Ordinary income                                                     15,642
  Capital gain                                                         6,031
                                                                   _________
Total investment income                                               65,563

Expenses:
  Trustee's fees and related expenses                                (2,825)
  Evaluator's fees                                                     (262)
  Supervisory fees                                                     (200)
  Administrative fees                                                  (134)
  Amortization of deferred organization costs                        (4,265)
                                                                   _________
Total expenses                                                       (7,686)
                                                                   _________
      Investment income - net                                         57,877

Net gain (loss) on investments:
  Net realized gain (loss)                                                 -
  Change in unrealized appreciation
    or depreciation                                                 (80,286)
                                                                   _________
                                                                    (80,286)
                                                                   _________
Net increase (decrease) in net
  assets resulting from operations                                 $(22,409)
                                                                   =========

[FN]

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 120
          MARQUIS VALUE EQUITY & TREASURY SECURITIES TRUST, SERIES 1

                      STATEMENT OF CHANGES IN NET ASSETS

                  Period from the Initial Date of Deposit,
                      August 14, 1995, to July 31, 1996



Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                                            $57,877
  Net realized gain (loss)
    on investments                                                         -
  Change in unrealized appreciation
    or depreciation on investments                                  (80,286)
                                                                  __________
                                                                    (22,409)

Units issued (197,000)                                             2,162,744

Distributions to unit holders:
  Investment income - net                                            (7,167)
                                                                  __________

Total increase (decrease) in net
  assets                                                           2,133,168

Net assets:
  At the beginning of the period                                     100,280
                                                                  __________

  At the end of the period (including
    distributable funds
    applicable to Trust units of $6,820)                          $2,233,448
                                                                  ==========
Trust units outstanding at the end
  of the period                                                      207,000

[FN]

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 120
          MARQUIS VALUE EQUITY & TREASURY SECURITIES TRUST, SERIES 1

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The treasury obligations are stated at values as determined by First Trust Advisors L.P., an affiliate of the Sponsor. The values are based on (1) current bid prices for the securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust, (2) current bid prices for comparable securities, (3) appraisal or (4) any combination of the above.

Shares of Marquis Funds Value Equity Fund (Marquis) are stated at Marquis' published net asset value as reported by the Evaluator. Net asset value is determined by dividing the value of Marquis' securities plus any cash and other assets (including accrued interest and dividends receivable) less all liabilities (including accrued expenses) by the number of shares outstanding, adjusted to the nearest whole cent.

Investment income -

Dividends from the Marquis shares are recorded on Marquis' ex-dividend date. Interest income consists of amortization of original issue discount and market discount or premium on the treasury obligations. Such amortization is included in the cost of the treasury obligations rather than in distributable funds because it is not currently available for distribution to unit holders.

Security cost -

Cost of the Trust's treasury obligations is based on the offering price of the treasury obligations on the dates the treasury obligations were deposited in the Trust, plus amortization of original issue discount and amortization of market discount or premium. Cost of the Marquis shares is based on the net asset value of such shares on the dates the shares were deposited in the Trust. The cost of securities sold is determined on the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. The Evaluator receives an annual fee based on $0.002 per $10.00 principal amount of treasury obligations outstanding. Additionally, the Trust pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization Costs -

The Trust has paid a portion of the costs incurred to organize the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio and the initial fees and expenses of the Trustee. Such costs totaling $22,115 have been deferred and will be amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized depreciation at July 31, 1996 follows:

                                       Treasury      Marquis
                                     obligations      shares       Total

          Unrealized depreciation      $(75,498)     (4,788)       (80,286)
          Unrealized appreciation              -           -              -
                                       ____________________________________

                                       $(75,498)     (4,788)       (80,286)
                                       ====================================

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the treasury obligations and the net asset value of the Marquis shares on the date of an investor's purchase, plus a sales charge of 4.5% of the public offering price which is equivalent to approximately 4.712% of the net amount invested.

Distributions to unit holders -

Distributions to unit holders are made as soon as practicable after Marquis' distribution date. During the period ended July 31, 1996, the Trust made distributions totaling $.0828 as described below.

Selected data per unit of the Trust outstanding throughout the period -

                                                         Period from the
                                                      Initial Date of Deposit,
                                                        Aug. 14, 1995, to
                                                          Jul. 31, 1996

Investment income - interest and dividends                    $.4894
Expenses                                                      (.0584)

                                                            ________
    Investment income - net                                    .4400

Distributions to unit holders:
  Investment income - net                                     (.0828)

Net gain (loss) on investments                                 .4044

                                                            ________
    Total increase (decrease) in net assets                    .7616

Net assets:
  Beginning of the period                                    10.0280
                                                            ________

  End of the period                                         $10.7896
                                                            ========

Investment income - interest and dividends, expenses and investment income - net per unit have been calculated based on the weighted average number of units outstanding during the period (131,540 units). Distributions to unit holders of investment income - net per unit reflects the Trust's cash distributions of approximately $.0696 per unit to 85,000 units on December 26, 1995 and approximately $.0132 per unit to 95,000 units on January 3, 1996.
The net gain (loss) on investments per unit includes the effects of changes arising from issuance of 197,000 additional units during the period at net asset values which differed from the net asset value per unit of the original 10,000 units ($10.0280 per unit) on August 14, 1995.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 120
          MARQUIS VALUE EQUITY & TREASURY SECURITIES TRUST, SERIES 1

                                   PART ONE
                       Must be Accompanied by Part Two

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young, LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


            MARQUIS VALUE EQUITY & TREASURY SECURITIES TRUST
     The First Trust (registered trademark) Special Situations Trust

PROSPECTUS
Part Two                                 NOTE: THIS PART TWO PROSPECTUS MAY
Dated December 11, 1996                          ONLY BE USED WITH PART ONE

The Trust. The First Trust(registered trademark) Special Situations Trust (the "Trust") is a unit investment trust consisting of a portfolio of zero coupon U.S. Treasury bonds and shares of Marquis Funds Value Equity Fund (the "Fund"). The Fund is an open-end, diversified management investment company, commonly known as a mutual fund.

The objective of the Trust is to protect Unit holders' capital by investing a portion of the Trust's portfolio in zero coupon U.S. Treasury bonds ("Treasury Obligations") and to provide for potential long-term capital appreciation by investing a portion of the Trust's portfolio in shares of Marquis Funds Value Equity Fund. Collectively the Treasury Obligations and the Fund shares are referred to herein as the "Securities." The Fund's investment objective is long-term capital appreciation. In seeking its objective, the Fund will invest primarily in equity securities of established companies that have a market capitalization in excess of $500 million and have the potential for capital appreciation. The Fund may invest in equity securities of foreign issuers traded in the United States, including American Depositary Receipts (ADRs). THE FUND'S TECHNIQUES MAY BE CONSIDERED SPECULATIVE INVESTMENT METHODS AND INCREASE RISKS AND COSTS TO THE FUND. ALSO, THE FUND MAY PURCHASE EQUITY SECURITIES THAT ARE VOLATILE AND MAY FLUCTUATE IN VALUE MORE THAN OTHER TYPES OF INVESTMENTS. SEE "WHAT IS MARQUIS FUNDS VALUE EQUITY FUND?_RISK FACTORS AND DESCRIPTION OF PERMITTED INVESTMENTS." The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Trust, whose net asset value will fluctuate and, prior to maturity, may be worth more or less than a purchaser's acquisition cost. This Trust is intended to achieve its objective over the life of the Trust and as such is best suited for those investors capable of holding Units to maturity. There is, of course, no guarantee that the objective of the Trust will be achieved. See "Portfolio" in Part One.

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, AND UNITS ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION AND INVOLVE INVESTMENT RISK INCLUDING LOSS OF PRINCIPAL OF THE AMOUNT INVESTED.

The Trust has a mandatory termination date ("Mandatory Termination Date" or "Trust Ending Date") as set forth under "Summary of Essential
Information" in Part One.

Each Unit of the Trust represents an undivided fractional interest in all the Securities deposited in the Trust. The Trust has been organized so that purchasers of Units should receive, at the termination of the Trust, an amount per Unit at least equal to $11.00 (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Trust never paid a dividend and the value of the underlying Fund shares were to decrease to zero, which the Sponsor considers highly unlikely. This feature of the Trust provides Unit holders who purchase Units at a price of $11.00 or less per Unit with total principal protection, including any sales charges paid, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $11.00 per Unit, this feature may also provide a potential for capital appreciation. As a result of the volatile nature of the market for zero coupon U.S. Treasury bonds, Units sold or redeemed prior to maturity will fluctuate in price and the underlying Treasury Obligations may

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR AEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

be valued at a price greater or less than their value as of the Initial Date of Deposit. UNIT HOLDERS DISPOSING OF THEIR UNITS PRIOR TO THE MATURITY OF THE TRUST MAY RECEIVE MORE OR LESS THAN $11.00 PER UNIT, DEPENDING ON MARKET CONDITIONS ON THE DATE UNITS ARE SOLD OR REDEEMED.

The Treasury Obligations deposited in the Trust will mature on the Treasury Obligations Maturity Date set forth in Part One. The Fund shares deposited in the Trust's portfolio have no fixed maturity date and the net asset value of the shares will fluctuate. See "Portfolio" in Part One. The Trust will automatically terminate shortly after the maturity of the Treasury Obligations deposited therein.

Public Offering Price. The secondary market Public Offering Price per Unit will be based upon a pro rata share of the bid prices of the Treasury Obligations and the net asset value of the Fund shares in the Trust plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust plus a maximum sales charge of 4.5% (equivalent to 4.712% of the net amount invested). The minimum purchase is $1,000. The sales charge is reduced on a graduated scale for sales involving at least $100,000. See "How is the Public Offering Price Determined?"

Income and Capital Distributions. Distributions of net income, if any, other than amortized discount, will be made at least annually. Distributions of realized capital gains, if any, received by the Trust, will be made whenever the Fund makes such a distribution. Any distribution of income and/or capital will be net of the expenses of the Trust. INCOME WITH RESPECT TO THE ACCRUAL OF ORIGINAL ISSUE DISCOUNT ON THE TREASURY OBLIGATIONS WILL NOT BE DISTRIBUTED CURRENTLY, ALTHOUGH UNIT HOLDERS WILL BE SUBJECT TO FEDERAL INCOME TAX AT ORDINARY INCOME RATES AS IF A DISTRIBUTION HAD OCCURRED. See "What is the Federal Tax Status of Unit Holders?" Additionally, upon termination of the Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unit holder his or her pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unit Holders-How are Income and Capital Distributed?"

Reinvestment. Each Unit holder will, unless he or she elects to receive cash payments, have distributions of principal (including, if elected by Unit holders, the proceeds received upon the maturity of the Treasury Obligations in the Trust at termination), capital gains, if any, and income earned by the Trust, automatically invested in shares of the Fund (if Fund shares are registered in the Unit holder's state of residence) in the name of the Unit holder. Such distributions (including, if elected by Unit holders, the proceeds received upon the maturity of the Treasury Obligations in the Trust at termination) will be reinvested without a sales charge to the Unit Holder on each applicable distribution date. See "Rights of Unit Holders-How Can Distributions to Unit Holders be Reinvested?"

Secondary Market for Units. The Sponsor may maintain a market for Units of the Trust and offer to resell such Units at prices which are based on the aggregate bid side evaluation of the Treasury Obligations and the aggregate net asset value of the Fund shares in the Trust plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust plus a maximum sales charge as set forth in "Summary of Essential Information" in Part One. As of the date of this Prospectus, the Sponsor is maintaining a secondary market. If a secondary market is not maintained in the future, a Unit holder may redeem Units through redemption at prices based upon the aggregate bid price of the Treasury Obligations plus the aggregate net asset value of the Fund shares in the Trust plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust. All expenses incurred in maintaining a secondary market, other than the fees of the Evaluator, the supervisory and audit expenses and the costs of the Trustee in transferring and recording the ownership of Units, will be borne by the Sponsor. If the supply of Units exceeds demand, or for some other business reason, the Sponsor may discontinue purchases of Units at such prices. IF A UNIT HOLDER WISHES TO DISPOSE OF HIS OR HER UNITS, HE OR SHE SHOULD INQUIRE OF THE SPONSOR AS TO CURRENT MARKET PRICES PRIOR TO MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE. See "Rights of Unit Holders-How May Units be Redeemed?"

Risk Factors. An investment in the Trust should be made with an understanding of the risks associated therewith, including, among other factors, the possible deterioration of either the Securities which make up the Trust or the general condition of the stock market, volatile interest rates, economic recession, currency exchange fluctuations, foreign withholding, and differences between domestic and foreign legal, auditing, brokerage and economic standards. The Trust is not actively managed and Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. See "What is Marquis Funds Value Equity Fund?-Risk Factors and Description of Permitted Investments."

         MARQUIS VALUE EQUITY & TREASURY SECURITIES TRUST SERIES
    The First Trust (registered trademark) Special Situations Trust

What is Marquis Value Equity & Treasury Securities Trust?

The Marquis Value Equity & Treasury Securities Trust is one of a series of investment companies created by the Sponsor under the name of Marquis Value Equity & Treasury Securities Trust, all of which are generally similar but each of which is separate and is designated by a different series number (the "Trust"). This Series was created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P., as Sponsor, The Chase Manhattan Bank, as Trustee and First Trust Advisors L.P., as Portfolio Supervisor and Evaluator.

The objective of the Trust is to protect Unit holders' capital by investing a portion of the Trust's portfolio in zero coupon U.S. Treasury bonds ("Treasury Obligations") and to provide for potential long-term capital appreciation by investing a portion of the Trust's portfolio in shares of Marquis Funds Value Equity Fund (the "Fund"). The Fund is a mutual fund with the investment objective of long-term capital appreciation. In seeking its objective, the Fund will invest primarily in equity securities of established companies that have a market capitalization in excess of $500 million and have the potential for capital appreciation. The Fund may invest in equity securities of foreign issuers traded in the United States, including American Depositary Receipts (ADRs). The Fund may purchase equity securities that are volatile and may fluctuate in value more than other types of investments. The Fund's techniques may be considered speculative investment methods and increase risks and costs to the Fund. See "What is Marquis Funds Value Equity Fund?-Risk Factors and Description of Permitted Investments." The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Trust, whose net asset value will fluctuate and, prior to maturity, may be more or less than a Unit holder's acquisition cost. Collectively, the Treasury Obligations and Fund shares in the Trust are referred to herein as the "Securities." There is, of course, no guarantee that the objective of the Trust will be achieved.

The Trust has been organized so that purchasers of Units should receive, at the termination of the Trust, an amount per Unit at least equal to $11.00 per Unit (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Fund shares never paid a dividend and the value of the Fund shares in the Trust were to decrease to zero, which the Sponsor considers highly unlikely. The receipt of only $11.00 per Unit upon the termination of the Trust (an event which the Sponsor believes is unlikely) represents a substantial loss on a present value basis. Furthermore, the $11.00 per Unit in no respect protects investors against diminution in the purchasing power of their investment due to inflation (although expectations concerning inflation are a component in determining prevailing interest rates, which in turn determine present values). To the extent that Units of the Trust are redeemed, the aggregate value of the Securities in the Trust will be reduced and the undivided fractional interest represented by each outstanding Unit of the Trust will increase. See "How May Units be Redeemed?" The Trust has a Mandatory Termination Date as set forth herein under "Summary of Essential Information" in Part One.

What are the Expenses and Charges?

With the exception of bookkeeping and other administrative services provided to the Trust, for which the Sponsor will be reimbursed in amounts as set forth under "Summary of Essential Information" in Part
One, the Sponsor will not receive any fees in connection with its activities relating to the Trust. Such bookkeeping and administrative charges may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor. The fees payable to the Sponsor for such services may exceed the actual costs of providing such services for the Trust, but at no time will the total amount received for such services rendered to unit investment trusts of which Nike Securities
L.P. is the Sponsor in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. First Trust
Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth under "Summary of Essential Information" in Part One for providing portfolio supervisory services for the Trust. Such fee is based on the number of Units outstanding in the Trust on January 1 of each year. The fee may exceed the aggregate costs of providing such supervisory services for the Trust, but at no time will the total amount received for portfolio supervisory services rendered to unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the aggregate cost of First Trust Advisors L.P. of supplying such services in such year.

The Evaluator, an affiliate of the Sponsor, will receive a fee as indicated in the "Summary of Essential Information" in Part One. No fee is paid to the Evaluator with respect to the Fund shares in the Trust. The fee may exceed the actual costs of providing such evaluation services for the Trust, but at no time will the total amount received for evaluation services rendered in any calendar year to all unit investment trusts of which Nike Securities L.P. is the Sponsor exceed the aggregate cost to First Trust Advisors L.P. of supplying such services in such year. The Trustee pays certain expenses of the Trust for which it is reimbursed by the Trust. The Trustee will receive for its ordinary recurring services to the Trust an annual fee as set forth in the "Summary of Essential Information" in Part One. Such fee will be based upon the largest aggregate number of Units of the Trust outstanding on January 1 of each year. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, reference is made to the material set forth under "Rights of Unit Holders." Rule 12b-1 fees, if any, imposed on shares of the Fund held in the Trust, are rebated to the Trust, deposited in the Income Account and are used to pay expenses of the Trust.

The Trustee's and Evaluator's fees are payable from the Income Account of the Trust to the extent funds are available and then from the Capital Account of the Trust. Since the Trustee has the use of the funds being held in the Capital and Income Accounts for payment of expenses and redemptions and since such Accounts are non-interest bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. Both fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor.

The following additional charges are or may be incurred by the Trust: all legal and annual auditing expenses of the Trustee incurred by or in connection with its responsibilities under the Indenture; the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as depositor of the Trust; all taxes and other government charges imposed upon the Securities or any part of the Trust (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, contemplated). The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell Securities in the Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Income and Capital Accounts of the Trust except that the Trustee shall not sell Treasury Obligations to pay Trust expenses. Since the Fund shares consist primarily of common stock and the income stream produced by dividends is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trust. As discussed above, if dividends are insufficient to cover expenses, it is likely that Fund shares will have to be sold to meet Trust expenses. These sales may result in capital gains or losses to Unit holders. See "What is the Federal Tax Status of Unit Holders?"

The Indenture requires the Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for the Units, the Sponsor is required to bear the cost of such annual audits to the extent such cost exceeds $0.005 per Unit. Unit holders of the Trust covered by an audit may obtain a copy of the audited financial statements upon request.

What is the Federal Tax Status of Unit Holders?

The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Unit holders should consult their tax advisers in determining the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust.

In the opinion of Chapman and Cutler, counsel for the Sponsor, under existing law:

1. The Trust is not an association taxable as a corporation for Federal income tax purposes; each Unit holder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; the income of the Trust will be treated as income of the Unit holders thereof under the Code; and each Unit holder will be considered to have received his or her pro rata share of income derived from each Trust asset when such income is considered to be received by the Trust.

2. Each Unit holder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, payment at maturity or otherwise) or upon the sale or redemption of Units by such Unit holder. The price a Unit holder pays for his or her Units is allocated among his or her pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unit holder purchases his or her Units) in order to determine his or her initial basis (before adjustment for accrual of original issue discount) for his or her pro rata portion of each Security held by the Trust. The Treasury
Obligations are treated as stripped bonds and are treated as bonds issued at an original issue discount as of the date a Unit holder purchases his or her Units. Because the Treasury Obligations represent interests in "stripped" U.S. Treasury bonds, a Unit holder's initial cost for his or her pro rata portion of each Treasury Obligation held by the Trust (determined at the time he or she acquires his or her Units in the manner described above) shall be treated as its "purchase price" by the Unit holder. Original issue discount is effectively treated as interest for Federal income tax purposes and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unit holder will be required to include in gross income for each taxable year the sum of his or her daily portions of original issue discount attributable to the Treasury Obligations held by the Trust as such original issue discount accrues and will in general be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unit holders during such year to the extent it is not less than a "de minimis" amount as determined under a Treasury Regulation relating to stripped bonds. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount is generally treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Treasury
Obligations, this method will generally result in an increasing amount of income to the Unit holders each year. Unit holders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount. For Federal income tax purposes, a Unit holder's pro rata portion of dividends (other than designated capital gain dividends as discussed below) as defined by Section 316 of the Code, paid with respect to a Fund share held by the Trust are taxable as ordinary income to the extent of such Fund's current and accumulated "earnings and profits." A Unit holder's pro rata portion of dividends paid on such Fund share which exceed such current and accumulated earnings and profits will first reduce a Unit holder's tax basis in such Fund share, and to the extent that such dividends exceed a Unit holder's tax basis in such Fund share shall generally be treated as capital gain. In general, any such capital gain will be short term unless a Unit holder has held his or her Units for more than one year.

3. A Unit holder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain except in the case of a dealer and, in general, will be long-term if the Unit holder has held his or her Units for more than one year (the date on which the Units are acquired (i.e., the "trade date") is excluded for purposes of determining whether Units have been held for more than one year). A Unit holder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer) and, in general, will be long-term if the Unit holder has held his or her Units for more than one year. Unit holders should consult their tax advisers regarding the recognition of such capital gains and losses for Federal income tax purposes.

Because Unit holders are deemed to directly own a pro rata portion of the Fund shares as discussed above, Unit holders are advised to read the discussion of tax consequences for the Fund set forth under "Who is the Management of Marquis Funds Value Equity Fund?-Tax Status of the Fund." Distributions declared by the Fund on the Fund shares in October, November or December that are held by the Trust and paid during the following January will be treated as having been received by Unit holders on December 31 in the year such distributions were declared. Distributions of the Fund's net capital gain which the Fund properly designates as capital gain dividends will be taxable to the Unit holders as long-term capital gains regardless of how long a person has been a Unit holder. If a Unit holder holds his or her Units for six months or less or if the Trust holds shares of the Fund for six months or less, any loss incurred by a Unit holder related to the disposition of the Fund shares will be treated as a long-term capital loss to the extent of any long-term capital gains distributions received (or deemed to have been received) with respect to such shares. For taxpayers other than corporations, net capital gains are subject to a maximum marginal tax rate of 28 percent. However, it should be noted that legislative proposals are introduced from time to time that affect relative differences at which ordinary income and capital gains are taxed.

The Revenue Reconciliation Act of 1993 (the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units. If the Unit holder disposes of a Unit, he is deemed thereby to have disposed of his or her entire pro rata interest in all assets of the Trust involved including his or her pro rata portion of all the Securities represented by that Unit.

Distributions on the Fund shares which are taxable as ordinary income to the Unit holders will constitute dividends for Federal income tax purposes. To the extent dividends received by the Fund are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to the pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. However, to the extent dividends received by the Fund are from United States corporations (other than real estate investment trusts) and are designated by the Fund as being eligible for the dividends received deduction, distributions received by corporate Unit holders with respect to Fund shares attributable to such dividends may qualify for the 70% dividends received deduction, subject to limitations otherwise applicable to the availability of the deduction. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unit holders should consult with their tax advisers with respect to the limitation on a possible modification of the dividends received deduction.

Each Unit holder's pro rata share of each expense paid by the Trust is deductible by the Unit holder to the same extent as though the expense had been paid directly by him. It should be noted that as result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unit holders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

Special Tax Consequences of In-Kind Distributions Upon Termination of the Trust. As discussed in "Rights of Unit Holders-How are Income and Capital Distributed?," under certain circumstances a Unit Holder will receive an In-Kind Distribution upon the termination of the Trust. The Unit Holder requesting an In-Kind Distribution will be liable for expenses related thereto (the "Distribution Expenses") and the amount of such In-Kind Distribution will be reduced by the amount of the Distribution Expenses. See "Rights of Unit Holder-How are Income and Capital Distributed?" Treasury Obligations held by the Trust will not be distributed to a Unit holder as part of an In-Kind Distribution. The tax consequences relating to the sale of Treasury Obligations are discussed above. As previously discussed, prior to the termination of the Trust, a Unit holder is considered as owning a pro rata portion of each of the Trust assets for Federal income tax purposes. The receipt of an In-Kind Distribution upon the termination of the Trust will result in the Unit holder receiving an undivided interest in whole shares of the Fund plus, possibly, cash.

The potential tax consequences that may occur under an In-Kind Distribution with respect to each Fund Share will depend on whether or not a Unit holder receives cash in addition to Fund Shares. A Unit holder will not recognize gain or loss with respect to Fund Shares if a Unit holder only receives shares of the Fund in exchange for his or her pro rata portion in each share of the Fund held by the Trust. However, if a Unit holder also receives cash in exchange for a fractional share of the Fund, such Unit holder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unit holder and his or her tax basis in such fractional share of the Fund. Because a Unit holder will receive cash in exchange for his or her pro rata portion in each Treasury Obligation held by the Trust, such Unit holder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unit holder and his or her tax basis in such Treasury Obligation, regardless of whether the Unit holder reinvests the cash relating to the Treasury Obligations into additional Fund Shares.

Because the Trust will own many Securities, a Unit holder who requests In Kind Distribution will have to analyze the tax consequences with respect to each Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unit holder with respect to each Security owned by the Trust. Unit holders who request an In Kind Distribution are advised to consult their tax advisers in this regard.

The Fund may elect to pass through to its shareholders the foreign income and similar taxes paid by the Fund in order to enable such shareholders to take a credit (or deduction) for foreign income taxes paid by the Fund. If such an election is made, Unit holders of the Trust, because they are deemed to own a pro rata portion of the Fund shares held by the Trust, as described above, must include in their gross income, for Federal income tax purposes, both their portion of dividends received by the Trust from the Fund, and also their portion of the amount which the Fund deems to be the Trust's portion of foreign income taxes paid with respect to, or withheld from, dividends, interest or other income of the Fund from its foreign investments. Unit holders may then subtract from their Federal income tax the amount of such taxes withheld, or else treat such foreign taxes as deductions from gross income; however, as in the case of investors receiving income directly from foreign sources, the above described tax credit or deduction is subject to certain limitations. Unit holders should consult their tax advisers regarding this election and its consequences to them.

General. Each Unit holder will be requested to provide its taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unit holder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons (accrual of original issue discount on the Treasury Obligations may not be subject to Federal taxation or withholding provided certain requirements are met). Such persons should consult their tax advisers.

Unit holders will be notified annually of the amounts of original issue discount, dividend income and long-term capital gains distributions includable in the Unit holder's gross income and the amount of Trust expenses which may be claimed as itemized deductions.

Distributions of income, long-term capital gains and accrual of original issue discount may also be subject to state and local taxes. Foreign investors may be subject to different Federal income tax consequences than those described above. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

Unit holders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker for details on establishing such accounts.

Units may also be purchased by persons who already have self-directed plans established. See "Why are Investments in the Trust Suitable for Retirement Plans?"

In the opinion of Carter, Ledyard & Milburn, Special Counsel to the Trust for New York tax matters, under the existing income tax laws of the State of New York, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unit holders thereof.

Why are Investments in the Trust Suitable for Retirement Plans?

Units of the Trust may be well suited for purchase by Individual Retirement Accounts, pension funds and other tax-deferred retirement plans. Generally, the Federal income tax relating to capital gains and income received in each of the foregoing plans is deferred until distributions are received. Distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Fees and charges with respect to such plans may vary.

                                PORTFOLIO

What are Treasury Obligations?

The Treasury Obligations deposited in the Trust consist of U.S. Treasury bonds which have been stripped of their unmatured interest coupons. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. Treasury Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments. The effect of being able to acquire the Treasury Obligations at a lower price is to permit more of the Trust's portfolio to be invested in shares of the Fund.

What is Marquis Funds Value Equity Fund?

The portfolio of the Trust also contains shares of Marquis Funds Value Equity Fund.

Marquis Funds Value Equity Fund (the "Fund") is a mutual fund with the investment objective of long-term capital appreciation. In seeking its objective, the Fund will invest primarily in equity securities of established companies that have a market capitalization in excess of $500 million and have the potential for capital appreciation. The Fund may invest in equity securities of foreign issuers traded in the United States, including American Depositary Receipts (ADRs). THE FUND'S TECHNIQUES MAY BE CONSIDERED SPECULATIVE INVESTMENT METHODS AND INCREASE RISKS AND COSTS TO THE FUND. THE FUND MAY ALSO PURCHASE EQUITY SECURITIES THAT ARE VOLATILE AND MAY FLUCTUATE IN VALUE MORE THAN OTHER TYPES OF INVESTMENTS. See "Risk Factors and Description of Permitted Investments" below.

The Fund offers two classes of shares ("Class A" and "Class B") which may be purchased at a price equal to their respective net asset value per share, plus a sales charge. The Trust has purchased Class A shares for deposit in the Trust at net asset value without a sales charge and any reference to Fund shares in this prospectus shall refer to Class A shares.

This Prospectus sets forth, concisely, information about the Fund that a prospective investor should know before investing. A Statement of Additional Information about the Fund (the "Additional Statement") has been filed with the Securities and Exchange Commission ("SEC") and is available without charge by calling 1-800-462-9511. The Additional Statement (which is incorporated in its entirety by reference in the

Fund's Prospectus) contains more detailed information about the Fund and its management, including more complete information as to certain risk factors.

Fund Expenses

The following table sets forth the fees that an investor in the Fund might pay and the expenses paid by the Fund as of January 29, 1996.


Shareholder Transaction Expenses                                                                               Class A
                                                                                                               Shares
                                                                                                               ________

Maximum Sales Charge on Purchases (as a percentage of offering price) *                                         3.50%
Sales Charge on Reinvested Dividends                                                                            None
Maximum Contingent Deferred Sales Charge on Redemptions                                                         None
Wire Redemption Fee                                                                                              $25
Exchange Fee **                                                                                                 None


Annual Fund Operating Expenses
  (as a percentage of average net assets)

Advisory Fees (after fee waivers) ***                                                                           0.67%
Administration Fees                                                                                             0.20%
12b-1 (Distribution and/or Service Plan) Fees ****                                                              0.00%
Other Expenses                                                                                                  0.13%

Total Fund Operating Expenses (after fee waivers)                                                               1.00%


[FN]
________________

* There is no sales load payable upon the purchase of the Fund shares deposited in the Trust. However, the maximum sales charge on the Units, and therefore indirectly on the Fund shares is 4.5% in the secondary market.

** Effective March 1, 1996, a redemption charge of 1.00% will be assessed against the proceeds of any redemption request relating to Class A Shares of the Fund that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within a year of the date the shares were purchased.

*** The Adviser has waived, on a voluntary basis, a portion of its fee, and the advisory fees shown reflect this voluntary waiver. The Adviser reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, the advisory fees would be .74%.

**** Currently, there are no 12b-1 fees on Class A shares of the Fund. However, if 12b-1 fees are imposed on Class A shares in the future, the 12b-1 fees on shares held in the Trust shall be rebated to the Trust and used to reduce expenses of the Trust. Unit holders who acquire shares of the Fund through reinvestment of dividends or other distributions or through reinvestment at the Trust's termination will begin to incur 12b-1 fees, if any, at such time as shares are acquired.

The purpose of this table is to assist an investor in understanding the various costs and expenses that an investor in shares of the Fund will bear directly (Shareholder Transaction Expenses) or indirectly (Annual Fund Operating Expenses). The sales charge rate shown for Class A shares is the current maximum rate applicable to purchases of Class A shares of the Fund. "Other Expenses" includes such expenses as custodial and transfer agent fees, audit, legal and other business operating expenses, but excludes extraordinary expenses.

The following examples apply the above-stated expenses and the current maximum sales charge to a hypothetical $1,000 investment in shares of the Fund over the time period shown below, assuming a 5% annual rate of return on the investment and redemption at the end of each time period.


                              1 year   3 years  5 years   10 years
                              ______   _______  _______   ________
Class A Shares                $45      $66      $88       $153

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. EXPENSES ARE SUBJECT TO CHANGE AND ACTUAL PERFORMANCE AND EXPENSES MAY BE LESS OR GREATER THAN THOSE
ILLUSTRATED ABOVE.

THE RULE 12B-1 FEES, IF ANY, IMPOSED ON SHARES HELD IN THE TRUST WILL BE REBATED TO THE TRUST AND WILL BE USED TO REDUCE EXPENSES OF THE TRUST RESULTING IN INCREASED DISTRIBUTIONS TO UNIT HOLDERS. UNIT HOLDERS WHO ACQUIRE SHARES OF THE FUND THROUGH REINVESTMENT OF DIVIDENDS OR OTHER DISTRIBUTIONS OR THROUGH REINVESTMENT AT THE TRUST'S TERMINATION WILL BEGIN TO INCUR RULE 12B-1 FEES, IF ANY, AT SUCH TIME AS SHARES ARE ACQUIRED.

Financial Highlights

The following financial highlights for a share outstanding throughout the year, insofar as they relate to the fiscal period ended September 30, 1995, have been audited by another independent public accountant whose report thereon was unqualified. This information appears in the Fund's Prospectus and should be read in conjunction with the Fund's financial statements and notes thereto which are included in the Additional Statement under the heading "Financial Information." Additional performance information is set forth in the Fund's 1995 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144.


                             For a Class A Share Outstanding Throughout the Period +

                                 Realized
      Net                        and                          Net               Net       Ratio of
      Asset                      Unrealized    Distributions  Asset             Assets    Expenses
      Value        Net           Gains or      from Net       Value             End of    to
      Beginning    Investment    (Losses) on   Investment     End of   Total    Period    Average
      of Period    Income        Investments   Income         Period   Return*  (000)     Net Assets
      _________    __________    __________    __________     ______   ______   ______    __________
1995  $ 9.65       0.24          2.16          (0.24)         $11.81   25.13%   $58,854   0.90%
1994   10.00       0.18         (0.35)         (0.18)           9.65   (1.64)    41,922   0.90



 For a Class A Share Outstanding Throughout the Period +

                      Ratio of      Ratio of
                      Expenses      Net
                      to            Income to
        Ratio         Average       Average
        of Net        Net           Net
        Income        Assets        Assets        Portfolio
        to Average    (Excluding    (Excluding    Turnover
        Net Assets    Waivers)      Waivers)      Rate
        __________    __________    __________    _______
1995    2.40%         1.07%         2.23%          97.88%
1994    1.95          1.17          1.68          161.42


[FN]
____________________

+ The Fund commenced operations on October 22, 1993.

* Total return, excluding sales charge, is for the period indicated and has been annualized.

What are the Fund's Investment Policies?

The Fund is an open-end, diversified management investment company presently organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. In seeking its objective of long-term capital appreciation, the Fund emphasizes investment in equity securities of established companies that have a market capitalization in excess of $500 million. The Fund may invest in equity securities of foreign issuers traded in the United States, including American Depositary Receipts (ADRs). These equity securities are considered by the Fund's investment adviser, the Trust Group of First National Bank of Commerce in New Orleans (the "Adviser"), to have long-term capital appreciation possibilities based on the soundness of the issuer and the company's relative value based on an analysis of various fundamental financial characteristics, including earnings yield, book value, cash flow, anticipated future growth of dividends and earnings estimates. Although capital appreciation is the primary purpose for investing in a security, the Fund will focus on companies that pay current dividends. The Fund will be as fully invested as practicable (at least 65% of its total assets under normal conditions) in common stocks, warrants, rights to purchase common stocks, debt securities convertible to common stocks and preferred stocks (together "equity securities"). The Fund may invest in money market instruments. The Fund may also invest in equity securities of foreign issuers traded in the United States, including American Depositary Receipts (ADRs).

The Fund's portfolio turnover rate for the fiscal year ended September 30, 1995 was 97.88%. This rate of turnover will likely result in higher brokerage commissions and higher levels of realized capital gains than if the turnover rate was lower.

The Fund invests in securities of smaller, less well-known companies as well as those of large, well-known companies (not generally included in the definition of "growth-type" companies). The Fund is intended for investors seeking capital appreciation over the long-term and who are willing to assume greater risks in the hope of achieving greater gains, and is not meant for investors seeking assured income and conservation of capital.

For temporary defensive purposes when the Adviser determines that market conditions warrant, the Fund may invest up to 100% of its assets in money market instruments and cash. To the extent the Fund is investing for temporary defensive purposes, the Fund will not be pursuing its investment objective.

Risk Factors and Description of Permitted Investments

The following is a description of the permitted investments and investment practices for the Fund and associated risk factors. Further discussion is contained in the Additional Statement.

American Depositary Receipts ("ADRs") are securities typically issued by a U.S. financial institution. ADRs evidence ownership interests in a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" and "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. Foreign investments involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign issuers. The Fund may invest in sponsored and unsponsored ADRs.

Bankers' Acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit are interest-bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

Commercial Paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

Convertible Securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

Equity Securities include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Fixed Income Securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

Futures and Options on Futures. The Fund may invest in futures and options on futures to a limited extent. Specifically, the Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's net assets. In addition, the Fund may enter into futures contracts and options on futures contracts only to the extent that obligations under such contracts or transactions, together with options on securities, represent not more than 25% of the Fund's assets.

The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, reduce the Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over-the-counter, as long as the underlying security, or securities represented by an index, are permitted investments of the Fund.

Options and futures can be volatile instruments and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

In order to cover any obligations it may have under options or futures contracts, the Fund will either own the underlying asset, have a contract to acquire such an asset without additional cost or set aside, in a segregated account, high quality liquid assets in an amount at least equal in value to such obligations.

Illiquid Securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, if there is no secondary market for such security and repurchase agreements of over 7 days in length. The Fund will not invest more than 15% of its net assets in such instruments.

Money Market Securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

Mortgage-Backed Securities ("MBSs") are instruments which entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. The following are types of MBSs that may be included in the Fund:

Government Pass-Through Securities are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the United States Treasury. Each of GNMA, FNMA and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and FNMA also guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues Mortgage-Backed Securities (FHLMC Gold PCs) which also guarantees timely payment of monthly principal reduction. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Private Pass-Through Securities are mortgage-backed securities issued by a non-governmental entity such as a trust, which securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, Private Pass-Through Securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs are debt obligations or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA-, FHLMC- or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

Stripped Mortgage-Backed Securities ("SMBs") are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Risk Factors. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

Options. Put and call options for various securities and indices are traded on national securities exchanges. Options may be used by the Fund from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction"-the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although the Fund will engage in option transactions as hedging transactions, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of options; (iii) there may not be a liquid secondary market for options and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Fund is permitted to engage in option transactions with respect to securities that are permitted investments and related indices. The Fund may write only covered call options.

The aggregate value of option positions may not exceed 10% of the Fund's net assets as of the time such options are entered into by the Fund.

Receipts-TRs, TIGRs and CATS-are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS").

STRIPS, TRs, TIGRs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security and constitutes the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest-paying U.S. Treasury Obligations.

Repurchase Agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed-upon price on an agreed-upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the Investment Company Act of 1940, as amended.

Securities Lending. In order to generate additional income, the Fund may lend the securities in which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash and/or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

Time Deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

U.S. Government Agency Obligations are obligations issued or guaranteed by agencies of the United States Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the United States Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. Government Securities. Any guaranty by the U.S. Government of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.

U.S. Treasury Obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

Variable and Floating Rate Instruments. Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

When-Issued and Delayed Delivery Securities or delayed delivery basis transactions involve the purchase of instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the day of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate.

Who is the Management of Marquis Funds Value Equity Fund?

First National Bank of Commerce in New Orleans (the "Adviser"), 210 Baronne Street, New Orleans, Louisiana 70112, acts as the Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Fund. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the investment programs of the Fund, subject to the supervision of, and policies established by, the Trustees of the Fund.

As of September 30, 1995, the Adviser's Trust Group managed approximately $2.0 billion in discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Trust Group has managed assets with similar investment objectives and policies to those of the Fund for the past seven years. The Adviser has provided investment management services since 1933. The Adviser is a wholly-owned subsidiary of First Commerce Corporation.

The Glass-Steagall Act restricts the securities activities of national banks such as First National Bank of Commerce in New Orleans, but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Fund might have to make other investment advisory arrangements.

The Fund's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the FDIC or issued or guaranteed by the U.S. Government or any of its agencies.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .74% of the average daily net assets of the Fund. The Adviser may voluntarily waive a portion of its fees in order to limit the total operating expenses of the Fund. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time. For the fiscal year ended September 30, 1995, the Adviser was paid an advisory fee of .57% of the Fund's average daily net assets.

John C. Portwood, CFA, Senior Vice President of the Adviser, has oversight responsibilities of the portfolio managers of all Marquis Funds since inception and effective January, 1996, serves as portfolio manager of the Fund. With over 27 years of investment management experience, Mr. Portwood has been the manager of the Adviser's Trust Group for the past seven years.

Determination of Net Asset Value. The net asset value per share of the Fund is determined as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each Business Day by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Purchases will be made in full and fractional shares calculated to three decimal places. Pursuant to guidelines adopted and monitored by the Trustees of the Fund, the Fund may use a pricing service to provide market quotations or fair market valuations. A pricing service may derive such valuations through the use of a matrix system to value fixed income securities which considers factors such as securities prices, yield features, ratings and developments related to a specific security. Although the methodology and procedures for determining net asset value are identical for both classes of the Fund, the net asset value per share of such classes may differ because of the distribution expenses charged to Class B shares.

Dividends, Distributions and Taxes. The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. State and local tax consequences on an investment in the Fund may differ from the federal income tax consequences described below. Additional information concerning taxes is set forth in the Statement of Additional Information.

Dividends and Distributions. Substantially all net investment income (not including capital gains) is declared and paid quarterly for the Fund. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. The Fund intends to pay such dividends on the first business day of the month following the month the dividend was declared. Currently, capital gains of the Fund, if any, will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution.

Dividends and other distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or other distribution.

Tax Status of the Fund's Dividends and Distributions. The Fund will distribute all of its net investment income (including net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares to the extent of the Fund's earnings and profits. Dividends paid by the Fund to corporate shareholders will qualify for the dividends-received deduction to the extent attributable to dividends received by the Fund from domestic corporations, it can be expected that only certain dividends of the Fund will qualify for that deduction. A portion of such dividends received may be subject to the alternative minimum tax. Capital gains will be distributed at least annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. Distributions from net capital gains do not qualify for the dividends-received deduction. The Fund will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Fund (such as STRIPS, TRs, TIGRs and CATS, defined in "Description of Permitted Investments and Risk Factors") are sold with original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31, if paid by the Fund at any time during the following January.

Income received on direct U.S. Government obligations is exempt from income tax at the state level and may be exempt, depending on the state, when received by a shareholder as income dividends provided certain state-specific conditions are satisfied. The Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular state.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax. A sale, exchange, or redemption of the Fund's shares is a taxable event to the shareholder.

Tax Status of the Fund. The Fund is treated as a separate entity for federal income tax purposes and is not combined with other Marquis Funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Code. As long as the Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gains over net short-term capital loss) which it distributes to shareholders.

Fund Performance Information

From time to time, the Fund may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of the Fund refers to the average compounded rate of return to a hypothetical investment, net of any sales charge imposed on Class A shares redeemed at the end of the specified period covered by the total return figure, for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of the Fund may also be quoted as a dollar amount or on an aggregate basis, an actual basis, without inclusion of any front-end or contingent sales charges or with a reduced sales charge in advertisements distributed to investors entitled to a reduced sales charge.

The Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; broad groups of comparable mutual funds; unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the United States. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark, while measures of benchmark correlation indicate the validity of a comparative benchmark. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

Additional Information

Description of the Fund and its Shares. The Fund is an open-end, diversified management investment company that offers units of beneficial interest ("shares") in the Fund through two separate classes, Class A and Class B, which provide for variations in sales charges, distribution costs, voting rights and dividends. Except for these differences between classes, each share of the Fund represents an undivided, proportionate interest in that Fund.

Each share held entitles the shareholder or record to one vote. Each Class will vote separately on matters relating solely to that Class. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders, but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

The Custodian and the Transfer Agent. First National Bank of Commerce in New Orleans acts as Custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act, and remuneration may be earned for such services.

DST Systems, Inc. ("DST"), 210 West 10th Street, Kansas City, Missouri 64105, 1-800-471-1144, acts as transfer agent for the Fund under a Transfer Agent Agreement. DST also acts as the dividend disbursing agent and shareholder servicing agent for the Fund.

What are Some Additional Considerations for Investors?

Investors should be aware of certain other considerations before making a decision to invest in the Trust described herein.

The Fund has agreed to waive any sales charge on shares sold to the Trust. Furthermore, First Trust Advisors L.P. has agreed to waive its usual fee for acting as Evaluator of the Trust's portfolio with respect to that portion of the portfolio comprised of Fund shares, since information with respect to the price of the Fund's shares is readily available to it. In addition, the Indenture requires the Trustee to vote all shares of the Fund held in the Trust in the same manner and ratio on all proposals as the vote of owners of Fund shares not held by the Trust.

The value of the Fund's shares, like the value of the Treasury Obligations, will fluctuate over the life of the Trust and may be more or less than the price at which they were deposited in the Trust. The Fund's shares may appreciate or depreciate in value (or pay dividends or other distributions) depending on the full range of economic and market influences affecting the securities in which it is invested and the success of the Fund's Adviser in anticipating or taking advantage of such opportunities as they may occur. However, the Sponsor believes that, upon termination of the Trust, even if the Fund shares deposited in the Trust are worthless, an event which the Sponsor considers highly unlikely, the Treasury Obligations will provide sufficient principal to at least equal $11.00 per Unit (which is equal to the per Unit value upon maturity of the Treasury Obligations). This feature of the Trust provides Unit holders who purchase Units at a Public Offering Price of $11.00 or less with principal protection, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $11.00 per Unit, this feature may also provide a potential for capital appreciation.

Unless a Unit holder purchases Units of the Trust on a date when the value of the Units is $11.00 or less, total distributions, including distributions made upon termination of the Trust, may be less than the amount paid for a Unit.

The Sponsor, Adviser, Underwriter, Fund and the Trustee shall not be liable in any way for any default, failure or defect in any Security.

The Trust consists of the Securities listed under "Portfolio" in Part One as may continue to be held from time to time in the Trust and any additional Securities acquired and held by the Trust pursuant to the provisions of the Indenture.

The Trustee will have no power to vary the investments of the Trust, i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unit holder's investment but may dispose of Securities only under limited circumstances. See "How May Securities be Removed from the Trust?" Of course, the portfolio of the Fund will be changing as the Adviser attempts to achieve the Fund's objective.

To the best of the Sponsor's knowledge, there is no litigation pending as of the date of this Part Two Prospectus with respect to any Security which might reasonably be expected to have a material adverse effect on the Trust. At any time after the date of this Part Two Prospectus, litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation will be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trust.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Units are offered at the Public Offering Price. The Public Offering Price is based on the aggregate bid side evaluation of the Treasury Obligations and the net asset value of the Fund shares in the Trust, plus or minus cash, if any, in the Capital and Income Accounts held or owned by the Trust, plus a maximum sales charge of 4.5% of the Public Offering Price (equivalent to 4.712% of the net amount invested) divided by the number of outstanding Units of the Trust.

The minimum purchase in the Trust is $1,000. The applicable sales charge is reduced by a discount as indicated below for volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                              Percent of     Percent of
                                              Offering       Net Amount
Dollar Amount of Trade                        Price          Invested
______________________                        __________     __________
$  100,000 but less than $250,000             1.00%           1.0101%
$  250,000 but less than $500,000             1.50%           1.5228%
$  500,000 but less than $1,000,000           2.00%           2.0408%
$1,000,000 or more                            3.00%           3.0928%

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in the Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. With respect to the employees, officers and directors (including their immediate families and trustees, custodians or a fiduciary for the benefit of such person) of the Sponsor, broker/dealers, banks or other selling agents and their affiliates, the sales charge is reduced by 2.0% of the Public Offering Price for purchases of Units during the secondary offering period.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?") by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset-management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" is imposed.

The Public Offering Price of Units on the date of this Part Two Prospectus may vary from the amount stated under "Summary of Essential Information" in Part One in accordance with fluctuations in the prices of the underlying Securities. The aggregate value of the Units of the Trust shall be determined (a) on the basis of the bid prices of the Treasury Obligations and the net asset value of the Fund shares therein plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust, (b) if bid prices are not available for the Treasury Obligations, on the basis of offering prices for comparable securities, (c) by determining the value of the Treasury Obligations on the bid side of the market by appraisal, or (d) by any combination of the above.

Although payment is normally made three business days following the order for purchase, payment may be made prior thereto. A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Units so ordered will be made three business days following such order or shortly thereafter. See "Rights of Unit Holders-How May Units be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

How are Units Distributed?

Units repurchased in the secondary market may be offered by this Part Two Prospectus at the secondary market public offering price determined in the manner described above.

It is the intention of the Sponsor to qualify Units of the Trust for sale in a number of states. Sales in the secondary market will be made to broker/dealers, banks and other selling agents at prices which represent a concession or agency commission of 3.5% of the Public Offering Price. However, resales of Units of the Trust by such dealers and others to the public will be made at the Public Offering Price described in this Prospectus. The Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks and their brokerage affiliates are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks or their brokerage affiliates in the amounts indicated above. Under the Glass-Steagall Act, banks and their affiliates may be prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

From time to time the Sponsor may implement programs under which dealers of the Trust may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of a dealer may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trust. These programs will not change the price Unit holders pay for their Units or the amount that the Trust will receive from the Units sold.

The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trust and returns over specified periods on other similar Trusts sponsored by Nike Securities L.P. with returns on other taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the Trust. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government and bank CDs and money market accounts are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of the Trust are described more fully elsewhere in this Prospectus.

Trust performance may be compared to performance on a total return basis with the Dow Jones Industrial Average, the S&P 500 Composite Price Stock Index, the Morgan Stanley World Index or other global indices, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of the Trust's relative performance for any future period.

What are the Sponsor's Profits?

In maintaining a market for the Units, the Sponsor or Underwriters will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes a sales charge of 4.5%) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor or Underwriters.

Will There be a Secondary Market?

After the initial offering period, although not obligated to do so, the Sponsor intends to, and the Underwriters may, maintain a market for the Units and continuously to offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the Treasury Obligations in the portfolio of the Trust and the net asset value of the Fund shares in the Trust plus or minus cash, if any, in the Capital and Income Accounts of the Trust. All expenses incurred in maintaining a secondary market, other than the fees of the Evaluator, the supervisory and audit expenses and the costs of the Trustee in transferring and recording the ownership of Units, will be borne by the Sponsor. If the supply of Units exceeds demand, or for some other business reason, the Sponsor may discontinue purchases of Units at such prices. IF A UNIT HOLDER WISHES TO DISPOSE OF HIS OR HER UNITS, HE OR SHE SHOULD INQUIRE OF THE SPONSOR AS TO CURRENT MARKET PRICES PRIOR TO MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                         RIGHTS OF UNIT HOLDERS

How is Evidence of Ownership Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units may be evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made three business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his or her name appears on the face of the certificate with signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Record ownership may occur before settlement.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification.

Unit holders may elect to hold their Units in uncertificated form. The Trustee will maintain an account for each such Unit holder and will credit each such account with the number of Units purchased by that Unit holder. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send to the registered owner of Units a written initial transaction statement containing a description of the Trust; the number of Units issued or transferred; the name, address and taxpayer identification number, if any, of the new registered owner; a notation of any liens and restrictions of the issuer and any adverse claims to which such Units are or may be subject or a statement that there are no such liens, restrictions or adverse claims; and the date the transfer was registered. Uncertificated Units are transferable through the same procedures applicable to Units evidenced by certificates (described above), except that no certificate need be presented to the Trustee and no certificate will be issued upon the transfer unless requested by the Unit holder. A Unit holder may at any time request the Trustee to issue certificates for Units.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Income and Capital Distributed?

The Trustee will distribute any net income (other than accreted interest) received with respect to any of the Securities in the Trust on or about the Distribution Dates to Unit holders of record on the preceding Record Date. See "Summary of Essential Information" in Part One. Proceeds received from rebated Rule 12b-1 fees, if any, or on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses, will be distributed at least annually on each Distribution Date to Unit holders of record on the preceding Record Date. Income with respect to the original issue discount on the Treasury Obligations in the Trust, will not be distributed currently, although Unit holders will be subject to Federal income tax as if a distribution had occurred. See "What is the Federal Tax Status of Unit Holders?"

The Record Date and Distribution Date were established so as to occur shortly after the record date and the payment dates of the Fund. The Fund normally pays dividends on its net investment income quarterly. Net realized capital gains, if any, will be distributed at least annually.

Within a reasonable time after the Trust is terminated, each Unit holder will, upon surrender of his or her Units for redemption, receive: (i) the number of shares of the Fund attributable to his or her Units, which will be distributed "in-kind" directly to his or her account, rather than redeemed, (ii) a pro rata share of the amounts realized upon the disposition of the Treasury Obligations and (iii) a pro rata share of any other assets of the Trust, less expenses of the Trust, subject to the limitation that Treasury Obligations may not be sold to pay for Trust expenses. Not less than 60 days prior to the termination of the Trust, Unit holders will be offered the option of having the proceeds from the disposition of the Treasury Obligations in the Trust invested on the date such proceeds become available to the Trust, in additional shares of the Fund at net asset value. Such shares will not be subject to a sales charge or a contingent deferred sales load but such shares will incur Rule 12b-1 fees, if any, as do all other shares held directly by investors in the Fund. Unless a Unit holder indicates that he or she wishes to reinvest such amounts, they will be paid in cash, as indicated above. A Unit holder may, of course, at any time after the Fund shares are distributed to his or her account, instruct the Fund to redeem all or a portion of the shares in his or her account. Shares of the Fund, as more fully described in its prospectus, will be redeemed at the then current net asset value. If within 180 days after the termination of the Trust a registered owner of Units has not surrendered the Units, the Trustee shall liquidate the shares of the Fund held for such Unit holder and hold the funds to which such Unit holder is entitled until such Units are surrendered.

The Trustee will credit to the Income Account of the Trust any dividends, distributions or rebated Rule 12b-1 fees, if any, received on the Fund shares therein. All other receipts (e.g., return of principal, etc.) are credited to the Capital Account of the Trust.

The Trustee may establish reserves (the "Reserve Account") within the Trust for state and local taxes, if any, and any governmental charges payable out of the Trust.

How Can Distributions to Unit Holders be Reinvested?

Each Unit holder of the Trust will have distributions of principal or income automatically invested in Fund shares (if Fund shares are registered in the Unit holder's state of residence) deposited at such share's net asset value next computed, unless he or she indicates at the time of purchase, or subsequently notifies the Trustee in writing, that he or she wishes to receive cash payments. Shares of the Fund obtained through reinvestment will not be subject to a sales charge, although such shares will incur Rule 12b-1 fees, if any, as do all other shares held directly by investors in the Fund. Reinvestment by the Trust in Fund shares will normally be made as of the distribution date of the Trust after the Trustee deducts therefrom the expenses of the Trust.

Additional information with respect to the investment objective and policies of the Fund is contained in its Additional Statement (which is hereby incorporated by reference), which can be obtained by calling 1-800-462-9511.

Unit holders who are receiving distributions in cash may elect to participate in the automatic reinvestment feature by filing with the Trustee an election to have such distributions reinvested without a sales charge. Such election must be received by the Trustee at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remain in effect until a subsequent notice is received by the Trustee.

Exchange Privilege. Shares of the Fund held in a Unit holder's reinvestment account may be exchanged generally at net asset value. You may exchange Class A shares of the Fund for Class A shares of any other Marquis Fund without paying any additional sales charge. You may exchange an investment in Class A shares of any Marquis Fund for shares of the Marquis Money Market Fund and move your investment back into Class A shares of any Marquis Fund, without paying any additional sales charge. See "Exchange Privilege" in the Fund's prospectus for additional information regarding the exchange procedure. THE EXCHANGE PRIVILEGE DOES NOT APPLY TO MARQUIS FUNDS VALUE EQUITY FUND SHARES IN THE TRUST'S PORTFOLIO, ONLY TO THOSE HELD IN A UNIT HOLDER'S REINVESTMENT ACCOUNT.

General Information on Exchanges. You must have received a current prospectus of the Fund into which you wish to move your investment before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by DST. If an Exchange Request in good order is received by DST by 3:00 p.m. central standard time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the "new" fund may legally be sold.

Customers who beneficially own shares held of record by a financial institution should contact that institution if they wish to exchange shares. The institution will contact DST and effect the exchange on behalf of the Customer.

The Fund reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

What Reports Will Unit Holders Receive?

The Trustee shall furnish Unit holders in connection with each distribution a statement of the amount of income, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit holder of the Trust the following information in reasonable detail: (1) a summary of transactions in the Trust for such year; (2) any Securities sold during the year and the Securities held at the end of such year by the Trust;
(3) the redemption price per Unit based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts of income and capital gains distributed during such year.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his or her Units by tender to the Trustee at its corporate trust office in the City of New York of the certificates representing the Units to be redeemed, or in the case of uncertificated Units, delivery of a request for redemption, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the redemption price per Unit next computed after receipt by the Trustee of such tender of Units. The day of tender is deemed to be the date on which Units are received by the Trustee (if such day is a day on which the New York Stock Exchange is open for trading), except that as regards Units received after 4:00 p.m. Eastern time (or as of any earlier closing time on a day on which the New York Stock Exchange is scheduled in advance to close at such earlier time), the date of tender is the next day on which the NYSE is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

Any amounts paid on redemption representing income shall be withdrawn from the Income Account of the Trust to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Capital Account of the Trust.

The Trustee is empowered to sell Securities of the Trust in order to make funds available for redemption. To the extent that Securities are sold, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Shares of the Fund will be sold to meet redemptions of Units before Treasury Obligations, although Treasury Obligations may be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $11.00 per Unit.

The redemption price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the bid price of the Treasury Obligations and the net asset value of the Fund shares in the Trust, plus or minus cash, if any, in the Capital and Income Accounts of the Trust. The Redemption Price per Unit is the pro rata share of each Unit determined by the Trustee by adding: (1) the cash on hand in the Trust other than cash deposited in the Trust to purchase Securities not applied to the purchase of such Securities; (2) the aggregate value of the Securities (including "when issued" contracts, if any) held in the Trust, as determined by the Evaluator on the basis of bid prices of the Treasury Obligations and the net asset value of the Fund shares next computed; and (3) dividends or other distributions receivable on Fund shares trading ex-dividend as of the date of computation and amounts accrued, if any, for rebated Rule 12b-1 fees; and deducting therefrom:
(1) amounts representing any applicable taxes or governmental charges payable out of the Trust; (2) an amount representing estimated accrued expenses of the Trust, including but not limited to fees and expenses of the Trustee (including legal and auditing fees), the Evaluator, the Supervisor and counsel fees, if any; (3) cash held for distribution to Unit holders of record of the Trust as of the business day prior to the evaluation being made; and (4) other liabilities incurred by the Trust; and finally dividing the results of such computation by the number of Units of the Trust outstanding as of the date thereof.

The right of redemption may be suspended and payment postponed for any period during which the NYSE is closed (other than for customary weekend and holiday closings) or during which the SEC determines that trading on the NYSE is restricted or any emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the SEC may by order permit. Under certain extreme circumstances, the Sponsor may apply to the SEC for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before 1:00 p.m. Eastern time on the same business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. In the event the Sponsor does not purchase Units, the Trustee may sell Units tendered for redemption in the over-the-counter market, if any, as long as the amount to be received by the Unit holder is equal to the amount he or she would have received on redemption of the Units.

The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then effective prospectus describing such Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Securities be Removed from the Trust?

The portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security in the unlikely event that an issuer of a Security defaults in the payment of dividends or interest or there exist certain other materially adverse conditions described in the Indenture.

The Trustee may also sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Securities sold to meet redemption requests, Treasury Obligations may only be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $11.00 per Unit. Treasury Obligations may not be sold to meet Trust expenses.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined
Series, The First Trust Special Situations Trust, The First Trust
Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA. First Trust introduced the first insured unit investment trust in 1974 and to date more than $9 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor
Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1995, the total partners' capital of Nike Securities L.P.
was $9,033,760 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any series thereof or to any other
Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

Who is the Trustee?

The Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th floor, New York, New York 10004-2413. Unit holders who have questions regarding the Trust may call the Customer Service Help Line at 1-800-682-7520. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee, whose duties are ministerial in nature, has not participated in the selection of the Securities. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit
Holders."

The Trustee and any successor Trustee may resign by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit holders. Upon receipt of such notice, the Sponsor is obligated to appoint a successor Trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. If upon resignation of the Trustee no successor has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee.

Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the SEC, or (b) terminate the Indenture and liquidate the Trust as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture Be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee).

The Indenture provides that the Trust shall terminate upon the maturity, redemption or other disposition of the last of the Treasury Obligations held in the Trust but in no event beyond the Mandatory Termination Date indicated herein under "Summary of Essential Information" in Part One. The Trust may be liquidated at any time by consent of 100% of the Unit holders of the Trust or by the Trustee in the event that Units of the Trust not yet sold aggregating more than 60% of the Units of the Trust are tendered for redemption by the Underwriters, including the Sponsor. If the Trust is liquidated because of the redemption of unsold Units of the Trust by the Underwriter, the Sponsor will refund to each purchaser of Units of the Trust the entire sales charge paid by such purchaser. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of the Trust. Within a reasonable period after termination, the Trustee will follow the procedures set forth under "How are Income and Principal Distributed?"

Legal Opinions

The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Carter, Ledyard & Milburn will act as counsel for the Trustee and as special New York tax counsel for the Trust.

Experts

The statement of net assets, including the Portfolio of the Trust appearing in Part One of this Prospectus and Registration Statement has been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere therein and in the Registration Statement, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

CONTENTS:

The First Trust Special Situations Trust
 The Marquis Value Equity & Treasury
   Securities Trust Series:
 What is Marquis Value Equity & Treasury
   Securities Trust?                                   3
 What are the Expenses and Charges?                    3
 What is the Federal Tax Status of Unit Holders?       5
 Why are Investments in the Trust Suitable for
   Retirement Plans?                                   8
Portfolio:
 What are Treasury Obligations?                        8
 What is Marquis Funds Value Equity Fund?              8
 Fund Expenses                                         9
 Financial Highlights                                 10
 What are the Fund's Investment Policies?             10
 Risk Factors and Description of Permitted
   Investments                                        11
 Who is the Management of Marquis Funds Value
   Equity Fund?                                       15
 Fund Performance Information17
 Additional Information                               18
 What are Some Additional Considerations for
   Investors?                                         18
Public Offering:
 How is the Public Offering Price Determined?         19
 How are Units Distributed?                           20
 What are the Sponsor's Profits?                      21
 Will There be a Secondary Market?                    21
Rights of Unit Holders:
 How is Evidence of Ownership Issued
   and Transferred?                                   21
 How are Income and Capital Distributed?              22
 How Can Distributions to Unit Holders
   be Reinvested?                                     23
 What Reports will Unit Holders Receive?              23
 How May Units be Redeemed?                           23
 How May Units be Purchased by the Sponsor?           24
 How May Equity Securities be
   Removed from the Trust?                            25
Information as to Sponsor, Trustee and Evaluator:
 Who is the Sponsor?                                  25
 Who is the Trustee?                                  25
 Limitations on Liabilities of Sponsor and Trustee    26
 Who is the Evaluator?                                26
Other Information:
 How May the Indenture be Amended or Terminated?      26
 Legal Opinions                                       27
 Experts                                              27

                               ___________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                   FIRST TRUST (registered trademark)

            MARQUIS VALUE EQUITY & TREASURY SECURITIES TRUST
                                 SERIES

                             The First Trust
                        Special Situations Trust

                               Prospectus
                                Part Two
                            December 11, 1996

                   First Trust (registered trademark)
                    1001 Warrenville Road, Suite 300
                         Lisle, Illinois  60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank
                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520

                          THIS PART TWO MUST BE
                        ACCOMPANIED BY PART ONE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                          Financial Data Schedule



                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 120 MARQUIS VALUE EQUITY & TREASURY SECURITIES TRUST, SERIES 1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on December 11, 1996.

                     THE FIRST TRUST SPECIAL SITUATIONS TRUST,
                       SERIES 120
                     MARQUIS VALUE EQUITY & TREASURY SECURITIES
                       TRUST, SERIES 1
                                                            (Registrant)
                     By         NIKE SECURITIES L.P.
                                                             (Depositor)


                     By         Robert M. Porcellino
                                Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

Robert D. Van Kampen  Sole Director of    )
                      Nike Securities     )
                        Corporation,      )     December 11, 1996
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
                                          )    Attorney-in-Fact**

*The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

**An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated October 31, 1996 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Special Situations Trust dated November 26, 1996.



                                        ERNST & YOUNG LLP





Chicago, Illinois
November 25, 1996